Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Table Text Block]
As of December 31, 2021 and 2020, the Company’s equipment was as follows:

	2021	2020
Laboratory equipment	$7,431,988	$5,205,346
Animal facility	8,357,667	3,371,125
Animal facility equipment	1,253,879	1,003,629
Construction-in-progress	4,608,778	6,729,673
Leasehold improvements	5,700,364	185,971
Vehicles	135,593	96,693
Office furniture and equipment	46,202	20,219

Less: accumulated depreciation and amortization	3,220,016	1,767,186

Property, plant and equipment net	$24,314,455	$14,845,470

Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Table Text Block]
The Company has several ongoing construction projects related to the expansion of its operating capacity. As of December 31, 2021 and 2020, the Company’s construction-in-progress
was as follows:

	2021	2020
200L commercial facility	$—	$4,148,113
200L commercial facility equipment	—	486,381
New animal barn (#6)	—	1,551,167
New office space (at Headquarters)	11,183	477,907
Laboratory space at Headquarters	2,506,482	—
Lab equipment at Headquarters	246,801	—
IT equipment for new office space	212,209	—
Software	137,811	—
Bioreactors	1,280,728	—
Other	213,564	66,105

Total construction-in-progress	$4,608,778	$6,729,673